Employee Benefit Plans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) plan	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Defined Contribution Plan Disclosure [Line Items]
Contributions | $	$ 1,193	$ 912	$ 368
Minimum
Defined Contribution Plan Disclosure [Line Items]
Company match	3.00%
Maximum
Defined Contribution Plan Disclosure [Line Items]
Company match	5.00%
Qualified Plan
Defined Contribution Plan Disclosure [Line Items]
Number of qualified plans | plan	4